Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

July 30, 2010

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”) Form N-14 File No. 333-167773

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Pre-Effective Amendment No. 1 (“PEA 1”) to the Registrant’s registration statement on Form N-14 filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended.

PEA 1 is being filed to update and complete the Registrant’s disclosures in Form N-14 (“Form N-14”) filed on June 25, 2010. PEA 1 reflects changes made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on July 22, 2010 and July 27, 2010, and includes other information not previously included in Form N-14.

PEA 1 includes a proxy statement/prospectus (the “Proxy Statement/Prospectus”) and statement of additional information.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on July 22, 2010 and July 27, 2010 to Form N-14, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in Form N-14.

STAFF COMMENTS TO THE PROXY STATEMENT/PROSPECTUS:

1.            Staff Comment: In connection with PEA 1, if a power of attorney will be used, please provide a new power of attorney that is dedicated solely for this Registration Statement on Form N-14.

Mr. John Ganley

July 30, 2010

Registrant’s Response:  Comment complied with. See Exhibit 16 filed with PEA 1.

2.             Staff Comment:  On page 4 (Synopsis) of the Proxy Statement/Prospectus, in the answer to Question 4, please move to this answer the discussion currently located on page 12 of the Synopsis section regarding the investment objective, principal investment strategies, and principal risks of the Funds.

Registrant’s Response:  Comment complied with. See page 4 of the Proxy Statement/Prospectus in PEA 1.

3.            Staff Comment:  On page 7 (Synopsis) of the Proxy Statement/Prospectus, in the answer to Question 8, please further highlight the differences between the Funds.

Registrant’s Response:  Comment complied with. See page 10 of Proxy Statement/Prospectus in PEA 1.

4.            Staff Comment:  On page 17 of the Proxy Statement/Prospectus, in the answer to Question 13, please provide the relevant performance information as of June 30, 2010.

Registrant’s Response:  Comment complied with. See page 17 of Proxy Statement/Prospectus in PEA 1.

5.            Staff Comment:  On page 28 of the Proxy Statement/Prospectus, please provide a completed capitalization table.

Registrant’s Response:  Comment complied with. See page 29 of Proxy Statement/Prospectus in PEA 1.

* * *

In addition to the above changes, the Registrant has also, among other things, made revisions to maintain consistency between this filing and the Rule 485(b) filing to be made in connection with the RiverFront Long-Term Growth Fund, a series of the Registrant; completed certain data points; and made certain clerical changes to the offering documents.

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

Mr. John Ganley

July 30, 2010

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary, Financial Investors Trust

cc:    Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP